Financial Risk Management - Movement in Available-for-sale Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [Line Items]
Beginning balance	₩ 7,993
Acquisitions	(273)	₩ (859)	₩ (4,550)
Disposals and others	917	507	2,263
Impairment	1,948	3,757
Ending balance	5,136	7,993
Equity securities [member]
Disclosure of financial assets [Line Items]
Beginning balance	7,839	10,689
Acquisitions	266	859
Disposals and others	(909)	(48)
Impairment	(1,948)	(3,757)
Effect of movements in exchange rates	(268)	96
Ending balance	4,980	7,839	10,689
Equity securities [member] | Intellectual Discovery Co., Ltd. [member]
Disclosure of financial assets [Line Items]
Beginning balance	729	2,673
Impairment		(1,944)
Ending balance	729	729	2,673
Equity securities [member] | Kyulux, Inc. [member]
Disclosure of financial assets [Line Items]
Beginning balance	3,266	3,266
Impairment	(1,298)
Ending balance	1,968	3,266	3,266
Equity securities [member] | Henghao Technology Co., Ltd. [member]
Disclosure of financial assets [Line Items]
Beginning balance	1,559	3,372
Disposals and others	(909)
Impairment	(650)	(1,813)
Ending balance		1,559	3,372
Equity securities [member] | ARCH Venture Fund Vill, L.P. [member]
Disclosure of financial assets [Line Items]
Beginning balance	2,285	1,378
Acquisitions	266	859
Disposals and others		(48)
Effect of movements in exchange rates	(268)	96
Ending balance	₩ 2,283	₩ 2,285	₩ 1,378